CONSOLIDATED STATEMENTS OF CASH FLOWS (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (5,750)	$ (1,598)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	173	19
Stock-based compensation expense	595	179
Forgiveness of PPP loan	(781)	0
Changes in operating assets and liabilities:
Accounts receivable	(1,903)	(323)
Related party receivable	77	(43)
Prepaid expenses and other current assets	(720)	(80)
Contract assets	(98)	(107)
Deposits and other assets	(20)	(22)
Accounts payable and other liabilities	704	721
Related party payable	(51)	11
Contract liabilities	(110)	237
Net cash used in operating activities	(7,884)	(1,006)
Cash flows from investing activities:
Business combination, net of cash acquired	(122)	0
Purchases of property and equipment	(252)	(195)
Net cash used in investing activities	(374)	(195)
Cash flows from financing activities:
Proceeds from PPP loan	0	781
Proceeds from issuance of common stock	0	11,500
Repurchase of common stock	0	(3,268)
Proceeds from exercise of stock options, net	38	12
Net cash provided by financing activities	38	9,025
Net increase (decrease) in cash and cash equivalents	(8,220)	7,824
Cash and cash equivalents at beginning of period	10,447	2,623
Cash and cash equivalents at end of period	2,227	10,447
Supplemental disclosure of non-cash financing activities
Issue of common stock for business combination	50	0
Indemnity holdback for business combination	$ 23	$ 0